Shareholder Fees {- Fidelity® SAI Small-Mid Cap 500 Index Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-08 | Fidelity® SAI Small-Mid Cap 500 Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none